REVENUE - Change in Contract Balances (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Change In Contract With Customer Asset [Roll Forward]
Contract with customer, asset, net, beginning balance	$ 26,780
Payments received for services billed in prior period	(26,780)
Services provided and billed in current period	235,526
Payments received for services billed in current period	(213,748)
Contract with customer, asset, net, ending balance	21,778
Change In Contract With Customer Liability [Roll Forward]
Contract with customer, liability, beginning balance	(22,856)
Deferred commissioning period revenue	4,120
Contract with customer, liability, ending balance	$ (18,736)